Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Central Index Key	0000069752
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 08, 2012
Prospectus Date	Mar. 01, 2012